UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6609

Date of fiscal year end:  October 31, 2014

Date of reporting period:  October 31, 2014

Item 1. Reports to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

HUBER CAPITAL DIVERSIFIED
LARGE CAP VALUE FUND

Investor Class
Institutional Class

ANNUAL REPORT
October 31, 2014

November 24, 2014

Dear Shareholder:

The fiscal year ended October 31, 2014 was characterized by another strong year in the equity markets across all market capitalizations, but particularly in the large capitalization portion of the market cap spectrum which experienced double-digit growth. During the fiscal year period, Huber Capital Diversified Large Cap Value Fund, Huber Capital Equity Income Fund and Huber Capital Small Cap Value Fund underperformed their respective benchmarks.

The fiscal year ended October 31, 2014 has proven to be a very challenging year for our strategies with respect to performance. And while it is true that as investors we take a long-term approach to investments (in other words, across a business cycle), we recognize that an explanation is in order. In general, we believe the companies in which we have invested have performed well operationally in 2014, in-line with our expectations. However, the share prices for these companies have, for the most part, materially underperformed. Further, this trend has been most prevalent within our largest holdings.

What explains this dichotomy? In our view, a portion of this year’s underperformance can be attributed to a “calendar effect,” in other words, generally speaking, portfolio securities experienced what we considered to be unexpectedly strong previous performance, a portion of which we therefore were not surprised to see reverse at a later date.  A further portion of our underperformance may be ascribed to a somewhat conservative positioning of the portfolio given that the market has more than doubled in recent years.  Finally, materially increased levels of price momentum in the marketplace, a trend that is contrary by nature to value investing, could also have had a negative impact on the portfolios during the period.  Irrespective of the cause, we are confident in our people and process and believe that this period of underperformance could ultimately represent an opportunity as stock prices for our portfolio holdings have fallen well behind our assessment of the corresponding companies’ business fundamentals.

Diversified Large Cap Value Fund Review

For the fiscal year ended October 31, 2014, the Diversified Large Cap Value Fund, Investor Class and Institutional Class, returned 8.75% and 9.12%, respectively, underperforming the 16.46% total return of the Russell 1000® Value Index and the 17.27% total return of the S&P 500® Index. Relative to the Russell 1000® Value Index, the primary sector that contributed positively to the Fund’s relative performance was Utilities. The main sectors that detracted from relative performance were Energy, Consumer Staples, Producer Durables and Consumer Discretionary.

Within the Utilities sector, portfolio holdings Exelon Corporation and Entergy Corporation, both merchant power producers, posted strong returns as the companies beat earnings estimates by realizing meaningful leverage on strong merchant power prices coupled with tame input costs.

The Energy sector’s largest detractor from relative performance was Ensco plc, a large offshore drilling company, which declined meaningfully as the market extrapolated current, depressed day rates across all companies regardless of contract coverage and balance sheet strength.  The company trades at less than 10x our estimate of trough earnings, has an 8% current yield with 150% free cash flow coverage and, we believe, a sound balance sheet.

Within the Consumer Staples sector, our portfolio was unfavorably impacted by portfolio holding Herbalife Ltd. (“HLF”), a direct marketer of primarily nutritional supplements. The company’s share price has been hampered on news of a Federal Trade Commission (the “FTC”) investigation. Despite negative headlines, we continue to believe that HLF operates within the rules and guidelines previously provided by the FTC and other regulatory bodies and that HLF’s business model and fundamentals remain strong.

Several other large detractors from relative performance include KBR, Inc., Aimia Inc. and Tupperware Brands Corporation.  As is the case with the other names mentioned above, we believe that there is significant value in these companies that could be realized should earnings revert to normalized levels.

Equity Income Fund Review

For the fiscal year ended October 31, 2014, the Equity Income Fund, Investor Class and Institutional Class, returned 7.95% and 8.47%, respectively, underperforming the 16.46% total return of the Russell 1000® Value Index and the 17.27% total return of the S&P 500® Index.  Relative to the Russell 1000® Value Index, the primary sector that contributed positively to the Fund’s relative performance was Utilities. The main sectors that detracted from relative performance were Energy, Consumer Staples, Producer Durables and Consumer Discretionary.

Within the Utilities sector, Exelon and Entergy were the primary positive contributors to relative performance as the result of favorable security selection during the period. Principal detractors from relative performance include portfolio Energy holding, Ensco; Consumer Staples holding, Herbalife; as well as KBR, Aimia and Tupperware Brands, all previously discussed in the Diversified Large Cap Value Fund section of this letter.

Small Cap Value Fund Review

For the fiscal year ended October 31, 2014, the Small Cap Value Fund, Investor Class and Institutional Class, returned -0.71% and -0.17%, respectively, underperforming the Russell 2000® Value Index and the Russell 2000® Index, which generated total returns of 7.89% and 8.06%, respectively.  Relative to the

Russell 2000® Value Index, the primary sectors that contributed positively to the Fund’s relative performance were Technology and Health Care. The sectors that most negatively impacted relative performance were Energy, Financial Services, Consumer Discretionary and Producer Durables.

Within the Technology sector, portfolio holding ARRIS Group, Inc., a manufacturer of equipment designed to help cable operators satisfy increasing consumer demand for additional broadband capacity and speed, appreciated strongly on positive comments from major customers regarding increased capital spending.

In Health Care, portfolio holding Endo International plc, a leading specialty healthcare company, posted strong gains on value-creating capital allocation decisions, the most recent of which was the company’s acquisition in DAVA Pharmaceuticals, Inc.

Within the Energy sector, portfolio holdings Cal Dive International, Inc. and Ocean Rig UDW Inc. were the largest detractors from relative performance as the stocks fell on meaningful leverage to falling oil prices. Ocean Rig is a high quality deep water drilling company with a high level of contract coverage, and we are of the opinion that the market is meaningfully underestimating the true earnings power of the company. Cal Dive, although also levered to commodity prices, experienced an unexpected disruption in business due to weather issues in the Gulf of Mexico resulting in liquidity concerns and an immediate and significant drop in the stock’s price. We believe there is incentive for the two lien holders to agree to a refinance which could have a strong positive impact on the company’s share price.

Within the Financial Services sector, the largest detractor from relative performance was Virtus Investment Partners, Inc. an investment manager whose largest sub-advisor, F-Squared Investment Management, LLC, was hit by negative news.  We have been monitoring inflows to the sub-advised products and have yet to note any material deterioration in net flows.

Other detractors from relative performance include Consumer Discretionary holdings, Tupperware Brands and The Wet Seal, Inc. as well as Producer Durables holdings, KBR and Carpenter Technology Corporation.  As stated above, it is our opinion that there is significant value in these companies that could be unlocked should earnings revert to normalized levels.

Although the timing of reversion is uncertain, economic theory suggests that it should take place.  Nevertheless, although we can control the process and the execution and we believe that, over the long-term, a company’s stock price will revert to reflect its business fundamentals, we are also highly cognizant that the path a stock takes to get there is a random walk and out of our control. As previously noted, however, we remain confident in our people and process and believe that this period of underperformance could ultimately create an opportunity.

Outlook

The equity markets appreciated strongly across all market capitalizations for the fiscal year ended October 31, 2014, with the S&P 500® Index reaching a record high of 2,019 on September 19, 2014.  Both large and small capitalization stocks ended the period in positive territory with growth indices modestly outperforming their value counterparts.  We believe that the relative underperformance of small capitalization versus large capitalization companies provides our portfolios with opportunities we haven’t seen in a while as the relative strength in small cap over large cap the last few years has narrowed the historical valuation gap between capitalizations.

Key macroeconomic news has had minimal impact on U.S. equity markets though the uncertainty of global markets is still a concern.  As value investors, short-term corrections in response to “noise” can create attractive value opportunities and/or provide opportunistic entry points for securities in which we have been looking to invest.  Such corrections also allow us to re-weight current portfolio holdings at a lower cost.  Our bottom-up approach facilitates our ability to remain objective during environments when emotions can result in irrational investor behavior.

In the Diversified Large Cap Value Fund, we are overweight in Consumer Staples, Materials and Processing, and Technology sectors, while being underweight in Consumer Discretionary, Energy, Financial Services, Health Care, Producer Durables and Utilities sectors. In the Equity Income Fund, we are overweight in Consumer Staples, Financial Services, and Materials and Processing sectors, while being underweight in Consumer Discretionary, Energy, Health Care, Producer Durables, Technology and Utilities sectors.  In the Small Cap Value Fund, we are overweight in the Consumer Discretionary, Energy, and Materials and Processing sectors, and underweight in Consumer Staples, Financial Services, Health Care, Producer Durables, Technology, and Utilities sectors.

Thank you for your support and for entrusting us with your investment dollars.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio. Investments in Initial Public Offerings (IPO) carry additional risk such as market and liquidity risk and can fluctuate considerably. When the Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in smaller and medium cap companies involve additional risks such as limited liquidity and greater volatility. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

The information provided herein represents the opinion of Huber Capital Management, LLC (“Huber Capital Management”) and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Trough earnings are the level of earnings that a company generates at the lowest point in its business cycle.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g., depreciation) and interest expense to pretax income.

Free cash flow is the cash that a company generates after paying its expenses and maintaining its current asset base, the remainder of which is then available to pursue further opportunities that enhance shareholder value.  Free cash flow is calculated by adding non-cash charges (e.g. depreciation) to net income and subtracting maintenance capital expenditures.

Free cash flow coverage is an indicator of the ability of a company to pay its obligations stemming from capital allocation policies (e.g. dividends). This ratio indicates the number of times the financial obligation is covered by the company’s free cash flow. A ratio of one or more indicates that the company can meet its financial obligations using the cash generated by operating activities less what the company needs to maintain its existing asset base. A ratio of less than one is an indicator that the company may need to change its capital allocation strategy in the future.

Book value is the net asset value of a company, calculated by subtracting total liabilities from total assets.

Huber Funds

HUBER CAPITAL EQUITY INCOME FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Equity
Income Fund – Investor Class vs the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return
			Since Inception*	Since Inception*
	1 Year	5 Year	(6/29/07)	(10/25/11)
Huber Capital Equity Income
Fund – Investor Class	7.95%	16.27%	6.11%	—
Huber Capital Equity Income
Fund – Institutional Class	8.47%	—	—	19.08%
Russell 1000® Value Index	16.46%	16.49%	4.87%	21.21%
S&P 500® Index	17.27%	16.69%	6.37%	20.44%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Investor Class commenced operations on June 29, 2007 and the Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL SMALL CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Capital Small Cap
Value Fund – Investor Class vs the Russell 2000® Index and the Russell 2000® Value Index

Average Annual Total Return
			Since Inception*	Since Inception*
	1 Year	5 Year	(6/29/07)	(10/25/11)
Huber Capital Small Cap Value
Fund – Investor Class	-0.71%	19.03%	7.93%	—
Huber Capital Small Cap Value
Fund – Institutional Class	-0.17%	—	—	21.30%
Russell 2000® Index	8.06%	17.39%	6.23%	19.57%
Russell 2000® Value Index	7.89%	16.15%	4.88%	19.22%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Investor Class commenced operations on June 29, 2007 and the Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the
Huber Capital Diversified Large Cap Value Fund – Investor Class vs
the Russell 1000® Value Index and the S&P 500® Index

Average Annual Total Return
		Since Inception
	1 Year	(12/31/12)
Huber Capital Diversified Large Cap Value
Fund – Investor Class	8.75%	18.49%
Huber Capital Diversified Large Cap Value
Fund – Institutional Class	9.12%	19.02%
Russell 1000® Value Index	16.46%	23.14%
S&P 500® Index	17.27%	23.36%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

Huber Funds

EXPENSE EXAMPLE – October 31, 2014 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Huber Capital Equity Income Fund, Huber Capital Small Cap Value Fund and Huber Capital Diversified Large Cap Value Fund  Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/14 – 10/31/14).

Actual Expenses
For each class of the Huber Capital Equity Income Fund (“Equity Income Fund”), the Huber Capital Small Cap Value Fund (“Small Cap Value Fund”), and the Huber Capital Diversified Large Cap Value Fund (“Diversified Large Cap Value Fund”), two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  Actual net expenses are limited to 1.49% for Investor Class shares and 0.99% for Institutional Class shares of the Equity Income Fund, 1.85% for Investor Class shares and 1.35% for Institutional Class shares of the Small Cap Value Fund and 1.25% for Investor Class shares and 0.75% for Institutional Class shares of the Diversified Large Cap Value Fund per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5%

Huber Funds

EXPENSE EXAMPLE – October 31, 2014 (Unaudited), Continued

hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/14	10/31/14	5/1/14 – 10/31/14*
Investor Class Actual	$1,000.00	$1,002.80	$7.52
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,017.69	$7.58

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.49% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/14	10/31/14	5/1/14 – 10/31/14*
Institutional Class Actual	$1,000.00	$1,004.20	$5.00
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$5.04

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.99% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/14	10/31/14	5/1/14 – 10/31/14*
Investor Class Actual	$1,000.00	$ 977.40	$9.22
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,015.88	$9.40

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.85% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Huber Funds

EXPENSE EXAMPLE – October 31, 2014 (Unaudited), Continued

Small Cap Value Fund, Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/14	10/31/14	5/1/14 – 10/31/14*
Institutional Class Actual	$1,000.00	$ 980.00	$6.74
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.40	$6.87

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 1.35% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Diversified Large Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/14	10/31/14	5/1/14 – 10/31/14*
Investor Class Actual	$1,000.00	$1,002.40	$6.31
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.90	$6.36

*
Expenses are equal to the Investor Class’ annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	5/1/14	10/31/14	5/1/14 – 10/31/14*
Institutional Class Actual	$1,000.00	$1,004.80	$3.79
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82

*
Expenses are equal to the Institutional Class’ annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2014 (Unaudited)

HUBER CAPITAL EQUITY INCOME FUND

HUBER CAPITAL SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2014 (Unaudited), Continued

HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2014
Shares	COMMON STOCKS - 99.82%	Value
	Advertising Agencies - 1.91%
196,000	Aimia, Inc. (a)	$2,812,852

	Aerospace & Defense - 2.39%
25,500	Northrop Grumman Corp.	3,517,980

	Air Transport - 0.91%
8,000	FedEx Corp.	1,339,200

	Aluminum - 1.49%
130,500	Alcoa Inc.	2,187,180

	Asset Management & Custodian - 1.68%
13,797	Virtus Investment Partners, Inc.	2,472,560

	Banks: Diversified - 1.03%
38,800	SunTrust Banks, Inc.	1,518,632

	Chemicals: Diversified - 0.76%
12,600	BASF SE - ADR	1,111,572

	Computer Services, Software
	& Systems - 9.31%
265,500	CA Inc.	7,715,430
127,400	Microsoft Corp.	5,981,430
		13,696,860
	Computer Technology - 2.02%
82,800	Hewlett Packard Co.	2,970,864

	Consumer Lending - 3.82%
137,720	Ally Financial, Inc. (b)	3,126,244
50,645	Cash America International, Inc.	2,489,202
		5,615,446
	Diversified Financial Services - 11.92%
370,700	Bank of America Corp.	6,361,212
109,800	Citigroup Inc.	5,877,594
87,700	JPMorgan Chase & Co.	5,304,096
		17,542,902
	Diversified Retail - 1.40%
27,000	Wal-Mart Stores, Inc.	2,059,290

	Electronic Components - 0.88%
21,110	TE Connectivity Ltd.	1,290,454

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2014, Continued
Shares		Value
	Engineering & Contracting Services - 4.36%
29,500	Fluor Corp.	$1,957,030
233,630	KBR, Inc.	4,457,661
		6,414,691
	Financial Data & Systems - 0.42%
36,300	Western Union Co.	615,648

	Foods - 7.10%
55,700	ConAgra Foods, Inc.	1,913,295
137,483	Herbalife Ltd.	7,212,358
32,700	Tyson Foods, Inc. - Class A	1,319,445
		10,445,098
	Homebuilding - 1.40%
58,794	Lennar Corp. - Class B	2,064,258

	Household Equipment & Products - 1.30%
30,000	Tupperware Brands Corp.	1,912,500

	Insurance: Life - 7.29%
591,901	CNO Financial Group, Inc.	10,731,165

	Insurance: Multi-Line - 3.88%
50,100	American International Group, Inc.	2,683,857
77,204	Voya Financial, Inc.	3,030,257
		5,714,114
	Insurance: Property-Casualty - 0.95%
41,400	XL Group plc	1,402,632

	Offshore Drilling & Other Services - 6.16%
223,214	Ensco plc - Class A (a)	9,060,256

	Oil: Crude Producers - 1.33%
52,000	Chesapeake Energy Corp.	1,153,360
11,100	ConocoPhillips	800,865
		1,954,225
	Oil: Integrated - 4.32%
16,000	BP plc - ADR	695,360
32,400	Exxon Mobil Corp.	3,133,404
35,130	Royal Dutch Shell Plc - Class A - ADR	2,521,983
		6,350,747

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at October 31, 2014, Continued
Shares		Value
	Pharmaceuticals - 10.38%
5,700	Actavis plc (a)(b)	$1,383,618
88,000	Eli Lilly & Co.	5,837,040
83,800	Merck & Co., Inc.	4,855,372
106,700	Pfizer, Inc.	3,195,665
		15,271,695
	Specialty Retail - 1.03%
15,500	Home Depot, Inc.	1,511,560

	Steel - 3.47%
101,980	Carpenter Technology Corp.	5,104,099

	Tobacco - 1.98%
32,800	Philip Morris International, Inc.	2,919,528

	Utilities: Electrical - 4.93%
35,500	Entergy Corp.	2,982,710
116,900	Exelon Corp.	4,277,371
		7,260,081
	TOTAL COMMON STOCKS
	(Cost $129,436,527)	146,868,089
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $129,436,527) - 99.82%	146,868,089
	Other Assets in Excess
	of Liabilities - 0.18%	264,872
	NET ASSETS - 100.00%	$147,132,961

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2014
Shares	COMMON STOCKS - 97.66%	Value
	Advertising Agencies - 1.98%
449,600	Aimia, Inc. (a)	$6,451,760

	Aerospace & Defense - 0.81%
377,238	Kratos Defense & Security Solutions, Inc. (b)	2,629,349

	Aluminum - 2.14%
100,169	Kaiser Aluminum Corp.	6,966,754

	Asset Management & Custodian - 7.30%
220,000	OM Asset Management plc (a)(b)	3,293,400
611,400	Uranium Participation Corp. (a)(b)	2,744,939
98,995	Virtus Investment Partners, Inc.	17,740,894
		23,779,233
	Banks: Diversified - 6.63%
31,189	First Citizens BancShares, Inc. - Class A	7,834,989
618,088	First Horizon National Corp.	7,948,611
758,615	Park Sterling Corp. (d)	5,810,991
		21,594,591
	Chemicals: Specialty - 3.71%
299,804	Innospec, Inc.	12,103,088

	Commercial Vehicles & Parts - 0.66%
109,471	Miller Industries, Inc.	2,164,242

	Computer Services, Software
	& Systems - 2.19%
145,944	Science Applications International Corp.	7,138,121

	Consumer Lending - 4.73%
148,536	Cash America International, Inc.	7,300,544
345,036	EZCORP, Inc. - Class A (b)	3,892,006
88,938	Nelnet, Inc. - Class A	4,232,560
		15,425,110
	Containers & Packaging - 0.45%
67,142	UFP Technologies, Inc. (b)	1,478,467

	Diversified Manufacturing
	Operations - 2.19%
141,762	A. M. Castle & Co. (b)	1,041,950
281,457	Harsco Corp.	6,101,988
		7,143,938

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2014, Continued
Shares		Value
	Engineering & Contracting Services - 4.82%
114,045	Argan, Inc.	$3,969,906
615,359	KBR, Inc.	11,741,050
		15,710,956
	Financial Data & Systems - 0.98%
437,345	Global Cash Access Holdings, Inc. (b)	3,188,245

	Health Care Facilities - 1.61%
93,774	Tenet Healthcare Corp. (b)	5,256,033

	Homebuilding - 2.35%
217,890	Lennar Corp. - Class B	7,650,118

	Household Equipment & Products - 2.17%
110,745	Tupperware Brands Corp.	7,059,994

	Insurance: Life - 7.93%
1,407,616	CNO Financial Group, Inc.	25,520,078
33,248	Health Insurance
	Innovations, Inc. - Class A (b)	336,470
		25,856,548
	Insurance: Multi-Line - 2.04%
169,700	Voya Financial, Inc.	6,660,725

	Insurance: Property-Casualty - 0.10%
10,000	XL Group plc	338,800

	Leisure Time - 1.00%
414,999	Callaway Golf Co.	3,253,592

	Machinery: Agricultural - 1.66%
392,068	Titan Machinery, Inc. (b)	5,394,856

	Machinery: Industrial - 0.06%
563,400	Armtec Infrastructure Trust Unit (a)(b)(d)	189,958

	Metal Fabricating - 0.73%
241,125	Mueller Water Products, Inc. - Class A	2,379,904

	Office Supplies Equipment - 2.27%
171,300	Lexmark International, Inc - Class A	7,393,308

	Offshore Drilling & Other Services - 4.56%
1,080,214	Ocean Rig UDW, Inc. (a)	14,852,943

	Oil Well Equipment & Services - 0.12%
4,033,174	Cal Dive International, Inc. (b)	403,317

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2014, Continued
Shares		Value
	Oil: Crude Producers - 1.52%
642,819	Energy XXI Ltd. (a)	$4,943,278

	Paper - 3.56%
115,380	Kapstone Paper and Packaging Corp. (b)	3,549,089
639,856	Mercer International, Inc. (b)	8,049,388
		11,598,477
	Pharmaceuticals - 2.09%
101,633	Endo International plc (a)(b)	6,801,280

	Publishing - 2.17%
121,276	John Wiley & Sons, Inc. - Class A	7,081,305

	Real Estate Investment
	Trusts (REITs) - 6.88%
396,609	Government Properties Income Trust	9,050,617
370,667	Granite Real Estate Investment Trust (a)	13,366,252
		22,416,869
	Rental & Leasing
	Services: Consumer - 0.02%
2,400	Rent-A-Center, Inc.	74,328

	Restaurants - 1.67%
118,600	Boston Pizza Royalties Income Fund (a)	2,206,683
265,900	Pizza Pizza Royalty Corp. (a)	3,227,463
		5,434,146
	Shipping - 1.05%
405,110	Nordic American Tankers Ltd.	3,423,179

	Steel - 4.02%
261,823	Carpenter Technology Corp.	13,104,241

	Telecommunications Equipment - 3.52%
381,806	Arris Group, Inc. (b)	11,461,816

	Textiles, Apparel & Shoes - 2.03%
165,476	Iconix Brand Group, Inc. (b)	6,620,695

	Utilities: Electrical - 3.94%
271,491	Great Plains Energy, Inc.	7,311,253
152,000	Portland General Electric Co.	5,534,320
		12,845,573
	TOTAL COMMON STOCKS
	(Cost $279,410,704)	318,269,137

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2014, Continued
Shares	SHORT-TERM INVESTMENTS - 2.07%	Value
3,377,790	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	$3,377,790
3,377,789	First American Tax Free
	Obligations Fund - Class Z, 0.00% (c)	3,377,789
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,755,579)	6,755,579
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $286,166,283) - 99.73%	325,024,716
	Other Assets in Excess
	of Liabilities - 0.27%	878,099
	NET ASSETS - 100.00%	$325,902,815

ADR– American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2014.
(d)	Security is considered illiquid. As of October 31, 2014, the value of these investments was $6,000,949 or 1.8% of net assets.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2014
Shares	COMMON STOCKS - 92.23%	Value
	Aerospace & Defense - 2.40%
1,300	Northrop Grumman Corp.	$179,348

	Air Transport - 0.90%
400	FedEx Corp.	66,960

	Aluminum - 0.96%
4,300	Alcoa Inc.	72,068

	Asset Management & Custodian - 3.60%
1,500	Virtus Investment Partners, Inc.	268,815

	Banks: Diversified - 0.99%
1,900	SunTrust Banks, Inc.	74,366

	Beverage: Soft Drinks - 0.50%
900	Coca-Cola Co.	37,692

	Chemicals: Diversified - 0.83%
700	BASF SE - ADR	61,754

	Computer Services, Software
	& Systems - 7.84%
12,300	CA Inc.	357,438
4,700	Microsoft Corp.	220,665
200	Oracle Corp.	7,810
		585,913
	Computer Technology - 0.82%
1,700	Hewlett Packard Co.	60,996

	Consumer Lending - 2.80%
6,400	Ally Financial, Inc. (b)	145,280
1,300	Cash America International, Inc.	63,895
		209,175
	Diversified Financial Services - 10.40%
16,300	Bank of America Corp.	279,707
5,000	Citigroup Inc.	267,650
3,800	JPMorgan Chase & Co.	229,824
		777,181
	Diversified Retail - 1.73%
1,700	Wal-Mart Stores, Inc.	129,659

	Electronic Components - 0.98%
1,200	TE Connectivity Ltd.	73,356

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2014, Continued
Shares		Value
	Engineering & Contracting Services - 4.66%
1,800	Fluor Corp.	$119,412
12,000	KBR, Inc.	228,960
		348,372
	Financial Data & Systems - 0.17%
150	Mastercard, Inc. - Class A	12,563

	Foods - 6.80%
3,700	ConAgra Foods, Inc.	127,095
5,800	Herbalife Ltd.	304,268
1,900	Tyson Foods, Inc. - Class A	76,665
		508,028
	Homebuilding - 0.93%
1,988	Lennar Corp. - Class B	69,799

	Household Equipment & Products - 1.88%
2,200	Tupperware Brands Corp.	140,250

	Insurance: Life - 7.32%
30,200	CNO Financial Group, Inc.	547,526

	Insurance: Multi-Line - 2.11%
900	American International Group, Inc.	48,213
2,800	Voya Financial, Inc.	109,900
		158,113
	Insurance: Property-Casualty - 0.18%
400	XL Group plc	13,552

	Offshore Drilling & Other Services - 7.65%
14,085	Ensco plc - Class A (a)	571,710

	Oil: Crude Producers - 1.02%
500	Chesapeake Energy Corp.	11,090
900	ConocoPhillips	64,935
		76,025
	Oil: Integrated - 1.22%
600	BP plc - ADR	26,076
300	Exxon Mobil Corp.	29,013
500	Royal Dutch Shell Plc - Class A - ADR	35,895
		90,984

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2014, Continued
Shares		Value
	Pharmaceuticals - 11.06%
200	Actavis plc (a)(b)	$48,548
4,000	Eli Lilly & Co.	265,320
4,300	Merck & Co., Inc.	249,142
8,800	Pfizer, Inc.	263,560
		826,570
	Scientific Instruments:
	Control & Filter - 0.45%
500	Flowserve Corp.	33,995

	Specialty Retail - 0.13%
100	Home Depot, Inc.	9,752

	Steel - 2.34%
3,500	Carpenter Technology Corp.	175,175

	Tobacco - 3.45%
2,900	Philip Morris International, Inc.	258,129

	Utilities: Electrical - 5.11%
700	American Electric Power Co., Inc.	40,838
1,500	Entergy Corp.	126,030
5,600	Exelon Corp.	204,904
100	NextEra Energy, Inc.	10,022
		381,794
	Utilities: Telecommunications - 1.00%
700	Verizon Communications, Inc.	35,175
1,200	Vodafone Group plc - ADR	39,864
		75,039
	TOTAL COMMON STOCKS
	(Cost $6,521,496)	6,894,659

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2014, Continued
Shares	SHORT-TERM INVESTMENTS - 6.13%	Value
229,081	Fidelity Institutional Tax-Exempt
	Portfolio - Class I, 0.01% (c)	$229,081
229,081	First American Tax Free Obligations
	Fund - Class Z, 0.00% (c)	229,081
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $458,162)	458,162
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,979,658) - 98.36%	7,352,821
	Other Assets in Excess
	of Liabilities - 1.64%	122,523
	NET ASSETS - 100.00%	$7,475,344

ADR – American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2014.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2014

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
ASSETS
Investments in securities, at value:
(identified cost $129,436,527, $286,166,283,
and $6,979,658, respectively)	$146,868,089	$325,024,716	$7,352,821
Receivables
Fund shares sold	117,338	147,399	—
Investment securities sold	2,622,054	1,085,847	228,659
Dividends and interest	56,740	765,871	3,386
Dividend tax reclaim	6,882	9,086	85
Due from Adviser (Note 4)	—	—	14,224
Prepaid expenses	23,174	23,135	4,417
Total assets	149,694,277	327,056,054	7,603,592
LIABILITIES
Payables
Fund shares purchased	76,356	344,604	—
Investment securities purchased	—	—	76,935
Due to Custodian	2,246,061	—	49
Advisory fees	71,072	278,966	—
12b-1 fees	63,726	267,219	2,226
Administration fees	24,394	64,049	8,398
Audit fees	19,500	20,100	20,097
Chief Compliance Officer fee	1,118	1,117	1,500
Custody fees	3,255	8,895	918
Fund accounting fees	8,196	21,591	7,034
Shareholder servicing fees	31,661	109,703	514
Transfer agent fees and expenses	10,446	25,768	7,785
Accrued expenses	5,531	11,227	2,792
Total liabilities	2,561,316	1,153,239	128,248
NET ASSETS	$147,132,961	$325,902,815	$7,475,344

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2014, Continued

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$30,764,669	$125,084,160	$2,592,767
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	2,182,362	7,403,615	208,639
Net asset value, offering and redemption
price per share (Note 1)	$14.10	$16.90	$12.43
Institutional Class
Net assets applicable to shares outstanding	$116,368,292	$200,818,655	$4,882,577
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	8,205,484	11,719,705	390,471
Net asset value, offering and redemption
price per share (Note 1)	$14.18	$17.14	$12.50
COMPONENTS OF NET ASSETS
Paid-in capital	$127,977,738	$286,835,880	$7,073,291
Undistributed net investment income	2,160,803	119,186	36,950
Accumulated net realized gain/(loss)
on investments and foreign currency	(437,142)	89,924	(8,060)
Net unrealized appreciation on investments
and foreign currency	17,431,562	38,857,825	373,163
Net assets	$147,132,961	$325,902,815	$7,475,344

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2014

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and
issuance fees withheld of $41,162,
$166,456, and $920, respectively)	$3,685,325	$5,791,160	$69,753
Interest	193	313	10
Total investment income	3,685,518	5,791,473	69,763
Expenses
Advisory fees (Note 4)	1,222,514	4,524,886	22,991
Administration fees (Note 4)	146,378	345,901	48,342
Distribution fees –
Investor Class (Note 7)	70,765	372,734	2,191
Shareholder servicing fees –
Investor Class (Note 6)	70,569	372,734	2,191
Transfer agent fees
and expenses (Note 4)	67,916	158,727	47,371
Fund accounting fees (Note 4)	63,432	137,388	42,110
Registration fees	38,578	80,412	30,727
Custody fees (Note 4)	26,796	53,547	6,653
Audit fees	19,533	20,133	20,097
Trustee fees	8,784	12,222	7,026
Legal fees	7,741	9,804	6,022
Chief Compliance Officer fee (Note 4)	7,619	7,619	9,000
Miscellaneous expense	7,066	13,381	2,765
Reports to shareholders	6,121	19,843	83
Insurance expense	4,019	6,720	2,029
Total expenses	1,767,831	6,136,051	249,598
Less: advisory fee waiver and expense
reimbursement (Note 4)	(403,983)	(865,697)	(222,226)
Net expenses	1,363,848	5,270,354	27,372
Net investment income	2,321,670	521,119	42,391

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2014, Continued

			Huber Capital
	Huber Capital	Huber Capital	Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments
Non-affiliates	(286,185)	582,888	(2,094)
Affiliates	—	305,641	—
Foreign currency	128	(12,964)	(6)
Capital gain distributions from regulated
investment companies	—	668	2
Net change in unrealized
appreciation/(depreciation) on:
Investments	4,531,512	(5,984,781)	219,551
Foreign currency	—	(712)	—
Net realized and unrealized
gain/(loss) on investments	4,245,455	(5,109,260)	217,453
Net Increase/(Decrease) in Net Assets
Resulting from Operations	$6,567,125	$(4,588,141)	$259,844

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,321,670	$515,931
Net realized gain/(loss) on:
Investments	(286,185)	560,834
Foreign currency	128	—
Net change in unrealized appreciation
on investments	4,531,512	9,956,872
Net increase in net assets
resulting from operations	6,567,125	11,033,637
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(91,616)	(64,584)
Institutional Class	(485,780)	(182,880)
From net realized gain on investments
Investor Class	(8,973)	—
Institutional Class	(33,195)	—
Total distributions to shareholders	(619,564)	(247,464)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	84,158,241	23,050,677
Total increase in net assets	90,105,802	33,836,850
NET ASSETS
Beginning of year	57,027,159	23,190,309
End of year	$147,132,961	$57,027,159
Undistributed net investment
income at end of year	$2,160,803	$416,411

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2014		October 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,727,262	$37,954,555	226,864	$2,776,423
Shares issued
on reinvestments
of distributions	6,972	93,839	6,308	64,340
Shares redeemed**	(1,332,854)	(18,456,621)	(263,179)	(3,063,045)
Net increase/(decrease)	1,401,380	$19,591,773	(30,007)	$(222,282)
** Net of redemption
fees of		$10,522		$529

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Institutional Class
	Year Ended		Year Ended
	October 31, 2014		October 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	5,025,767	$69,525,535	2,190,096	$24,680,667
Shares issued
on reinvestments
of distributions	34,862	469,940	14,207	145,056
Shares redeemed**	(393,326)	(5,429,007)	(130,731)	(1,552,764)
Net increase	4,667,303	$64,566,468	2,073,572	$23,272,959
** Net of redemption
fees of		$3,027		$—

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$521,119	$(165,409)
Net realized gain/(loss) on:
Investments
Non-affiliates	582,888	(733,007)
Affiliates	305,641	—
Foreign currency	(12,964)	—
Capital gain distributions from regulated
investment companies	668	—
Net change in unrealized
appreciation/(depreciation) on:
Investments	(5,984,781)	39,135,077
Foreign currency	(712)	103
Net increase/(decrease) in net assets resulting
from operations	(4,588,141)	38,236,764
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(52,673)
Institutional Class	—	(60,383)
From net realized gain on investments
Investor Class	—	(3,475)
Institutional Class	—	(3,539)
Total distributions to shareholders	—	(120,070)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	41,877,033	210,022,327
Total increase in net assets	37,288,892	248,139,021
NET ASSETS
Beginning of year	288,613,923	40,474,902
End of year	$325,902,815	$288,613,923
Undistributed net investment income/(loss)
at end of year	$119,186	$(325,756)

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2014		October 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,165,034	$55,211,084	8,482,370	$128,895,752
Shares issued
on reinvestments
of distributions	—	—	4,148	54,253
Shares redeemed**	(4,114,658)	(70,584,781)	(1,802,682)	(28,487,874)
Net increase/(decrease)	(949,624)	$(15,373,697)	6,683,836	$100,462,131
** Net of redemption
fees of		$8,130		$24,358

	Institutional Class
	Year Ended		Year Ended
	October 31, 2014		October 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	4,679,776	$83,334,928	7,119,380	$111,809,921
Shares issued
on reinvestments
of distributions	—	—	3,843	50,535
Shares redeemed**	(1,487,340)	(26,084,198)	(146,700)	(2,300,260)
Net increase	3,192,436	$57,250,730	6,976,523	$109,560,196
** Net of redemption
fees of		$2,351		$2,245

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

		December 31, 2012*
	Year Ended	to
	October 31, 2014	October 31, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$42,391	$13,150
Net realized gain/(loss) on:
Investments	(2,094)	104,386
Foreign currency	(6)	—
Capital gain distributions from regulated
investment companies	2
Net change in unrealized appreciation
on investments	219,551	153,612
Net increase in net assets
resulting from operations	259,844	271,148
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(986)	—
Institutional Class	(17,600)	—
From net realized gain on investments
Investor Class	(7,250)	—
Institutional Class	(103,103)	—
Total distributions to shareholders	(128,939)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	5,981,934	1,091,357
Total increase in net assets	6,112,839	1,362,505
NET ASSETS
Beginning of period	1,362,505	—
End of period	$7,475,344	$1,362,505
Undistributed net investment
income at end of period	$36,950	$13,151

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		December 31, 2012*
	October 31, 2014		to October 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	203,946	$2,486,962	8,121	$91,357
Shares issued
on reinvestments
of distributions	697	8,236	—	—
Shares redeemed	(3,125)	(38,494)	(1,000)	(11,790)
Net increase	201,518	$2,456,704	7,121	$79,567

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Institutional Class
	Year Ended		December 31, 2012*
	October 31, 2014		to October 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	279,271	$3,404,527	100,997	$1,011,790
Shares issued
on reinvestments
of distributions	10,203	120,703	—	—
Net increase	289,474	$3,525,230	100,997	$1,011,790

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$13.16	$10.18	$8.82	$8.02	$6.84

Income from investment operations:
Net investment income	0.22 ^	0.12 ^	0.10 ^	0.06 ^	0.04
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	0.81	2.94	1.30	0.79	1.18
Total from investment operations	1.03	3.06	1.40	0.85	1.22

Less distributions:
From net investment income	(0.09)	(0.08)	(0.04)	(0.05)	(0.04)
From net realized gain
on investments	(0.01)	—	—	—	—
Total distributions	(0.10)	(0.08)	(0.04)	(0.05)	(0.04)
Redemption fees retained	0.01 ^	0.00 ^+	0.00 ^+	—	—

Net asset value, end of year	$14.10	$13.16	$10.18	$8.82	$8.02

Total return	7.95%	30.30%	15.91%	10.60%	17.84%

Ratios/supplemental data:
Net assets, end of year (thousands)	$30,765	$10,276	$8,255	$5,469	$4,728
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	1.82%	2.03%	2.97%	4.34%	5.63%
After advisory fee waiver and
expense reimbursement	1.49%	1.40%	1.49%	1.49%	1.49%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	1.24%	0.44%	(0.44%)	(2.12%)	(3.54%)
After advisory fee waiver and
expense reimbursement	1.57%	1.07%	1.05%	0.73%	0.60%
Portfolio turnover rate	28.70%	29.36%	7.88%	20.39%	21.76%

+	Less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
				October 25,
				2011*
				through
	Year Ended October 31,			October 31,
	2014	2013	2012	2011
Net asset value, beginning of period	$13.21	$10.20	$8.82	$8.60

Income from investment operations:
Net investment income^	0.28	0.16	0.13	0.00	+
Net realized and unrealized
gain on investments and foreign
currency related transactions	0.83	2.95	1.31	0.22
Total from investment operations	1.11	3.11	1.44	0.22
Less distributions:
From net investment income	(0.13)	(0.10)	(0.06)	—
From net realized gain on investments	(0.01)	—	—	—
Total distributions	(0.14)	(0.10)	(0.06)	—
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	—

Net asset value, end of period	$14.18	$13.21	$10.20	$8.82

Total return	8.47%	30.73%	16.42%	2.56	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$116,368	$46,752	$14,935	$1,493
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	1.32%	1.61%	2.43%	2.03	%†
After advisory fee waiver
and expense reimbursement	0.99%	0.99%	0.99%	0.99	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	1.64%	0.72%	(0.09%)	(1.34	%)†
After advisory fee waiver
and expense reimbursement	1.97%	1.34%	1.35%	(0.30	%)†
Portfolio turnover rate	28.70%	29.36%	7.88%	20.39	%#

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.
#	Portfolio turnover rate calculated for the period ended October 31, 2011.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$17.02	$12.54	$10.19	$9.32	$7.13

Income from investment operations:
Net investment income/(loss)^	(0.03)	(0.06)	(0.05)	(0.08)	0.01
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.09)	4.57	2.40	0.97	2.21
Total from investment operations	(0.12)	4.51	2.35	0.89	2.22

Less distributions:
From net investment income	—	(0.03)	—	(0.02)	(0.03)
From net realized
gain on investments	—	(0.00)+	—	—	—
Total distributions	—	(0.03)	—	(0.02)	(0.03)
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+	0.00 ^+

Net asset value, end of year	$16.90	$17.02	$12.54	$10.19	$9.32

Total return	-0.71%	36.07%	23.06%	9.50%	31.22%

Ratios/supplemental data:
Net assets, end of year (thousands)	$125,084	$142,171	$20,935	$10,570	$5,247
Ratio of expenses to average net assets:
Before advisory fee waiver and
expense reimbursement	2.11%	2.19%	2.71%	3.43%	5.75%
After advisory fee waiver and
expense reimbursement	1.85%	1.85%	1.85%	1.99%#	1.99%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver and
expense reimbursement	(0.41%)	(0.70%)	(1.26%)	(2.16%)	(3.59%)
After advisory fee waiver and
expense reimbursement	(0.15%)	(0.36%)	(0.40%)	(0.72%)	0.17%
Portfolio turnover rate	23.82%	4.28%	16.29%	11.83%	23.70%

+	Less than $0.005.
^	Based on average shares outstanding.
#	Effective October 25, 2011, the Adviser has reduced the expense cap to 1.85%.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
				October 25,
				2011*
				through
	Year Ended October 31,			October 31,
	2014	2013	2012	2011
Net asset value, beginning of period	$17.17	$12.60	$10.19	$9.60

Income from investment operations:
Net investment income^	0.07	0.04	0.01	0.00	+
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	(0.10)	4.56	2.40	0.59
Total from investment operations	(0.03)	4.60	2.41	0.59

Less distributions:
From net investment income	—	(0.03)	—	—
From net realized gain on investments	—	(0.00)+	—	—
Total distributions	—	(0.03)	—	—
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	—

Net asset value, end of period	$17.14	$17.17	$12.60	$10.19

Total return	-0.17%	36.65%	23.65%	6.15	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$200,819	$146,443	$19,540	$1,262
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	1.61%	1.69%	2.27%	2.74	%†
After advisory fee waiver and
expense reimbursement	1.35%	1.35%	1.35%	1.35	%†
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	0.14%	(0.11%)	(0.86%)	1.11	%†
After advisory fee waiver
and expense reimbursement	0.40%	0.23%	0.06%	2.50	%†
Portfolio turnover rate	23.82%	4.28%	16.29%	11.83	%#

*	Commencement of operations.
+	Less than $0.005.
^	Based on average shares outstanding.
#	Portfolio turnover rate calculated for the period ended October 31, 2011.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
		December 31,
	Year	2012*
	Ended	through
	October 31,	October 31,
	2014	2013
Net asset value, beginning of period	$12.55	$10.00

Income from investment operations:
Net investment income^	0.12	0.08
Net realized and unrealized gain on investments
and foreign currency related transactions	0.92	2.47
Total from investment operations	1.04	2.55

Less distributions:
From net investment income	(0.14)	—
From net realized gain on investments	(1.02)	—
Total distributions	(1.16)	—

Net asset value, end of period	$12.43	$12.55

Total return	8.75%	25.50	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,593	$89
Ratio of expenses to average net assets:
Before expense reimbursement	7.27%	19.32	%†
After expense reimbursement	1.25%	1.25	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(5.05%)	(17.18	%)†
After expense reimbursement	0.97%	0.89	%†
Portfolio turnover rate	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Diversified Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Institutional Class
		December 31,
	Year	2012*
	Ended	through
	October 31,	October 31,
	2014	2013
Net asset value, beginning of period	$12.61	$10.00

Income from investment operations:
Net investment income^	0.19	0.13
Net realized and unrealized gain on investments
and foreign currency related transactions	0.89	2.48
Total from investment operations	1.08	2.61

Less distributions:
From net investment income	(0.17)	—
From net realized gain on investments	(1.02)	—
Total distributions	(1.19)	—

Net asset value, end of period	$12.50	$12.61

Total return	9.12%	26.10	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,882	$1,273
Ratio of expenses to average net assets:
Before expense reimbursement	8.49%	19.27	%†
After expense reimbursement	0.75%	0.75	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(6.19%)	(17.16	%)†
After expense reimbursement	1.55%	1.36	%†
Portfolio turnover rate	61.96%	167.81	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2014

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund, the Huber Capital Small Cap Value Fund and the Huber Capital Diversified Large Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) and the Huber Capital Diversified Large Cap Value Fund (the “Diversified Large Cap Value Fund”) is capital appreciation.

The Investor Class of the Equity Income Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Equity Income Fund and the Small Cap Value Funds’ Institutional Classes subsequently commenced operations on October 25, 2011. The Diversified Large Cap Value Fund commenced operations on December 31, 2012.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no provision for Federal income taxes has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2014, Continued

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2014, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Gain/(Loss)	Paid-in Capital
Equity Income Fund	$118	$(117)	$(1)
Small Cap Value Fund	(76,177)	76,177	—
Diversified Large Cap Value Fund	(6)	6	—

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2014, Continued

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees:  The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At October 31, 2014, the Small Cap Value Fund had investments in illiquid securities with a total value of $6,000,949 or 1.8% of net assets.

Information concerning these illiquid securities is as follows:

Small Cap Value Fund	Shares	Dates Acquired	Cost Basis
Armtec Infrastructure Trust Unit	563,400	6/11 – 4/13	$1,374,394
Park Sterling Corp.	758,615	8/10 – 7/14	4,497,430

I.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2014, Continued

measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2014, Continued

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board. Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2014:

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,360,460	$—	$—	$10,360,460
Consumer Staples	13,364,626	—	—	13,364,626
Energy	17,365,228	—	—	17,365,228
Financial Services	45,613,099	—	—	45,613,099
Health Care	15,271,695	—	—	15,271,695
Materials & Processing	8,402,851	—	—	8,402,851
Producer Durables	11,271,871	—	—	11,271,871
Technology	17,958,178	—	—	17,958,178
Utilities	7,260,081	—	—	7,260,081
Total Common Stocks	146,868,089	—	—	146,868,089
Total Investments
in Securities	$146,868,089	$—	$—	$146,868,089

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2014, Continued

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$43,625,938	$—	$—	$43,625,938
Energy	20,199,538	—	—	20,199,538
Financial Services	113,449,131	5,810,991	—	119,260,122
Health Care	12,057,313	—	—	12,057,313
Materials & Processing	47,630,930	—	—	47,630,930
Producer Durables	43,859,828	189,958	—	44,049,786
Technology	18,599,937	—	—	18,599,937
Utilities	12,845,573	—	—	12,845,573
Total Common Stocks	312,268,188	6,000,949	—	318,269,137
Short-Term Investments	6,755,579	—	—	6,755,579
Total Investments
in Securities	$319,023,767	$6,000,949	$—	$325,024,716

Diversified Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$349,460	$—	$—	$349,460
Consumer Staples	803,849	—	—	803,849
Energy	738,719	—	—	738,719
Financial Services	2,061,291	—	—	2,061,291
Health Care	826,570	—	—	826,570
Materials & Processing	308,997	—	—	308,997
Producer Durables	628,675	—	—	628,675
Technology	720,265	—	—	720,265
Utilities	456,833	—	—	456,833
Total Common Stocks	6,894,659	—	—	6,894,659
Short-Term Investments	458,162	—	—	458,162
Total Investments
in Securities	$7,352,821	$—	$—	$7,352,821

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at October 31, 2014, the end of the reporting period. The Equity Income Fund and the Diversified Large Cap Value Fund recognized no transfers to/from level 1 or level 2.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2014, Continued

The Small Cap Value Fund had the following transfers during the year ended October 31, 2014.

Transfers into Level 2	$—
Transfers out of Level 2	8,338,179
Net transfers into/or out of Level 2	$8,338,179

Transfers were made from level 2 to level 1 due to the securities no longer being considered illiquid.

There were no level 3 securities held in the Funds during the year ended October 31, 2014.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. The Diversified Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  For the year ended October 31, 2014, the Equity Income Fund, the Small Cap Value Fund, and the Diversified Large Cap Value Fund incurred $1,222,514, $4,524,886 and $22,991 respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 0.99% of average daily net assets of the Investor Class and Institutional Class of the Equity Income Fund, respectively, to 1.85% and 1.35% of average daily net assets of the Investor Class and Institutional class of the Small Cap Value Fund, respectively, and to 1.25% and 0.75% of average daily net assets of the Investor Class and Institutional Class of the Diversified Large Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2014, Continued

of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2014, the Adviser reduced its fees and absorbed Fund expenses in the amount of $403,983 for the Equity Income Fund, $865,697 for the Small Cap Value Fund, and $222,226 for the Diversified Large Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2015	2016	2017	Total
Equity Income Fund	$217,158	$249,978	$403,983	$871,119
Small Cap Value Fund	208,630	499,138	865,697	1,573,465
Diversified Large Cap
Value Fund	—	181,128	222,226	403,354

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

For the year ended October 31, 2014, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Administration	$146,378	$345,901	$48,342
Fund Accounting	63,432	137,388	42,110
Transfer Agency (excludes
out-of-pocket expenses)	58,603	138,219	42,513
Custody	26,796	53,547	6,653
Chief Compliance Officer	7,619	7,619	9,000

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2014, Continued

At October 31, 2014, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Administration	$24,394	$64,049	$8,398
Fund Accounting	8,196	21,591	7,034
Transfer Agency (excludes
out-of-pocket)	8,655	22,106	7,000
Custody	3,255	8,895	918
Chief Compliance Officer	1,118	1,117	1,500

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

NOTE 5 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act.  As of October 31, 2014, the Small Cap Value Fund owned less than 5% of the outstanding securities of Health Insurance Innovations, Inc. (the “issuer”).  As a result, the issuer is no longer considered an affiliate of the Small Cap Value Fund.  Transactions during the year ended October 31, 2014 in the Small Cap Value Fund in which the issuer was an “affiliated person” are as follows:

Health Insurance
Innovations, Inc.
Beginning Shares	240,171
Beginning Cost	$2,649,261
Purchase Cost	1,038,235
Sales Cost	(3,365,171)
Ending Cost	$322,325
Ending Shares	33,248
Dividend Income	$—
Net Realized Gain/(Loss)	$305,641

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class Shares of the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2014, Continued

assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended October 31, 2014, the Equity Income Fund Investor Class, the Small Cap Value Fund Investor Class, and the Diversified Large Cap Value Fund Investor Class incurred shareholder servicing fees of $70,569, $372,734 and $2,191, under the Agreement, respectively.

NOTE 7 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2014, the Equity Income Fund Investor Class, the Small Cap Value Fund Investor Class, and the Diversified Large Cap Value Fund Investor Class paid the Distributor $70,765, $372,734 and $2,191, respectively.

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2014, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity	Small Cap	Diversified Large
	Income Fund	Value Fund	Cap Value Fund
Purchases	$122,979,324	$141,884,626	$7,065,441
Sales	34,171,657	78,194,854	1,771,740

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2014, Continued

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The tax character of distributions paid during the years ended October 31, 2014 and October 31, 2013 was as follows:

	Equity Income Fund
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Ordinary income	$577,406	$247,464
Long-term capital gains	42,158	—

	Small Cap Value Fund
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Ordinary income	$—	$113,067
Long-term capital gains	—	7,003

	Diversified Large Cap Value Fund
	Year Ended	Year Ended
	October 31, 2014	October 31, 2013
Ordinary income	$128,939	$—

Ordinary income distributions may include dividends paid from short-term capital gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2014, Continued

As of October 31, 2014, the components of accumulated earnings/(losses) on a tax basis were as follows:

			Diversified
	Equity	Small Cap	Large Cap
	Income Fund	Value Fund	Value Fund
Cost of investments
for tax purposes (a)	$129,639,227	$286,339,006	$7,005,334
Gross tax
unrealized appreciation	24,014,239	62,752,966	414,171
Gross tax
unrealized depreciation	(6,785,377)	(24,067,256)	(66,684)
Net tax unrealized appreciation	17,228,862	38,685,710	347,487
Net unrealized
appreciation/(depreciation)
foreign currency	—	(608)	—
Undistributed ordinary income	2,160,803	381,833	50,998
Undistributed long-term
capital gain	—	—	3,568
Total distributable earnings	2,160,803	381,833	54,566
Other accumulated
gains/(losses)	(234,442)	—	—
Total accumulated earnings	$19,155,223	$39,066,935	$402,053

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2014, the Equity Income Fund had short-term capital loss carryforwards of $234,442.  These losses may be carried forward indefinitely to offset future gains.  During the year ended October 31, 2014, the Small Cap Value Fund utilized capital loss carryforwards of $604,614.

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and Shareholders of:
Huber Capital Equity Income Fund
Huber Capital Diversified Large Cap Value Fund
Huber Capital Small Cap Value Fund

We have audited the accompanying statements of assets and liabilities of the Huber Capital Equity Income Fund, Huber Capital Diversified Large Cap Value Fund and Huber Capital Small Cap Value Fund (the “Funds”), each a series of Advisors Series Trust, including the schedules of investments, as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in regards to the Huber Capital Diversified Large Cap Value Fund the statements of operations for the year then ended, changes in net assets and the financial highlights for the year then ended and for the period December 31, 2012 (commencement of operations) to October 31, 2013.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we been engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Huber Capital Equity Income Fund, Huber Capital Diversified Large Cap Value Fund and Huber Capital Small Cap Value Fund, as of October 31, 2014, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in regards to the Huber Capital Diversified Large Cap Value Fund the results of its operations for the year then ended, changes in its net assets, and the financial highlights for the year then ended and for the period December 31, 2012 (commencement of operations) to October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2014

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2014 (Unaudited)

For the year ended October 31, 2014, the Equity Income Fund and the Diversified Large Cap Value Fund designated $577,396 and $128,939, respectively, as ordinary income and the Equity Income Fund designated $42,168 as long-term capital gains for purposes of the dividends paid deduction.

Certain dividends paid by the Equity Income Fund and the Diversified Large Cap Value Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For the year ended October 31, 2014, the percentage of dividends declared from net investment income designated as qualified dividend income in the Equity Income Fund and the Diversified Large Cap Value Fund was 100% and 54.94%, respectively.

For corporate shareholders in the Equity Income Fund and the Diversified Large Cap Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2014 was 96% and 39.30%, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Diversified Large Cap Value Fund is 86%.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2014

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served	Five Years	Trustee(2)	Years(3)
Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite	Director, Alpha	3	Trustee,
(age 68)		term	Gamma Delta		Advisors Series
615 E. Michigan Street		since	Housing		Trust (for series
Milwaukee, WI 53202		March	Corporation		not affiliated
		2014.	(collegiate		with the Funds);
			housing		Independent
			management)		Trustee from
			(2012 to present);		1999 to 2012,
			Trustee and Chair		New Covenant
			(2000 to 2012),		Mutual Funds.
New Covenant
Mutual Funds
(1999 to 2012);
Director and
Board Member,
Alpha Gamma
Delta Foundation
(philanthropic
organization)
(2005 to 2011).

Donald E. O’Connor	Trustee	Indefinite	Retired; former	3	Trustee,
(age 78)		term	Financial		Advisors Series
615 E. Michigan Street		since	Consultant and		Trust (for series
Milwaukee, WI 53202		February	former Executive		not affiliated
		1997.	Vice President		with the Funds);
			and Chief		Trustee, The
			Operating Officer		Forward Funds
			of ICI Mutual		(33 portfolios).
Insurance
Company (until
January 1997).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served	Five Years	Trustee(2)	Years(3)
George J. Rebhan	Trustee	Indefinite	Retired; formerly	3	Trustee,
(age 80)		term	President,		Advisors Series
615 E. Michigan Street		since	Hotchkis and		Trust (for series
Milwaukee, WI 53202		May	Wiley Funds		not affiliated
		2002.	(mutual funds)		with the Funds);
			(1985 to 1993).		Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford	Trustee	Indefinite	Retired; formerly	3	Trustee,
(age 74)		term	Senior Vice		Advisors Series
615 E. Michigan Street		since	President,		Trust (for series
Milwaukee, WI 53202		February	Federal Home		not affiliated
		1997.	Loan Bank of		with the Funds).
San Francisco.

Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite	President, CEO,	3	Trustee,
(age 67)	Trustee	term	U.S. Bancorp		Advisors Series
615 E. Michigan Street		since	Fund Services,		Trust (for series
Milwaukee, WI 53202		September	LLC (May 1991		not affiliated
		2008.	to present).		with the Funds).

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Officers

Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services,
(age 67)	and Chief	term	LLC (May 1991 to present).
615 E. Michigan Street	Executive	since
Milwaukee, WI 53202	Officer	September
2007.

Douglas G. Hess	President	Indefinite	Senior Vice President, Compliance and
(age 47)	and Principal	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Executive	since	LLC (March 1997 to present).
Milwaukee, WI 53202	Officer	June 2003.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Cheryl L. King	Treasurer	Indefinite	Vice President, Compliance and
(age 53)	and Principal	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street	Financial	since	LLC (October 1998 to present).
Milwaukee, WI 53202	Officer	December
2007.

Kevin J. Hayden	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 43)	Treasurer	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street		since	LLC (June 2005 to present).
Milwaukee, WI 53202		September
2013.

Albert Sosa	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 43)	Treasurer	term	Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street		since	LLC (June 2004 to present).
Milwaukee, WI 53202		September
2013.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund
(age 57)	President,	term	Services, LLC (February 2008 to present).
615 E. Michigan Street	Chief	since
Milwaukee, WI 53202	Compliance	September
	Officer and	2009.
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Senior Vice President and Counsel,
(age 49)		term	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		since	(May 2006 to present).
Milwaukee, WI 53202		June 2007.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2014, the Trust is comprised of 44 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Ave., Suite 3245
El Segundo, California 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2014	FYE 10/31/2013
Audit Fees	$50,700	$45,100
Audit-Related Fees	N/A	N/A
Tax Fees	$9,600	$9,300
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2014	FYE 10/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2014	FYE 10/31/2013
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   1/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   1/8/15

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 1/8/15

* Print the name and title of each signing officer under his or her signature.